Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 24, 2016
Registrant Name	MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Central Index Key	0000356409
Amendment Flag	false
Document Creation Date	Jun. 24, 2016
Document Effective Date	Jun. 24, 2016
Prospectus Date	Jun. 24, 2016
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST | S Class
Prospectus:
Trading Symbol	DGEXX